CONSOLIDATED BALANCE SHEETS (USD $)	Dec. 31, 2013	Dec. 31, 2012
Current assets:
Cash and cash equivalents	$ 413,319,174	$ 210,841,368
Restricted cash	2,310,116	2,748,976
Marketable securities		3,685,012
Customer deposits, net of allowance for doubtful accounts of $584,280 and $585,955 at December 31, 2012 and 2013, respectively	67,602,275	92,624,149
Accounts receivable, net of allowance for doubtful accounts of $35,953,537 and $60,232,453 at December 31, 2012 and 2013, respectively	357,442,102	304,600,710
Advance payment for properties to be held for sale, current	60,076,026
Properties held for sale	15,304,927	611,892
Short-term Investment	1,279,340
Deferred tax assets	66,331,906	41,212,042
Prepaid expenses and other current assets	44,234,499	15,962,657
Amounts due from related parties	1,263,416	319,380
Total current assets	1,029,163,781	672,606,186
Property and equipment, net	50,076,925	41,410,005
Intangible assets, net	141,231,750	175,041,367
Investment in affiliates	39,051,743	34,948,585
Goodwill	51,600,039	49,400,739
Customer deposits, non-current	652,300	744,092
Other non-current assets	43,743,560	37,810,544
TOTAL ASSETS	1,355,520,098	1,011,961,518
Current liabilities:
Accounts payable (including accounts payable of the consolidated VIEs without recourse to E-House of $1,826,257 and $1,505,942 as of December 31, 2012 and 2013, respectively)	11,264,939	7,411,735
Accrued payroll and welfare expenses (including accrued payroll and welfare expenses of the consolidated VIEs without recourse to E-House of $18,834,610 and $29,309,329 as of December 31, 2012 and 2013, respectively)	102,632,157	69,027,516
Income tax payable (including income tax payable of the consolidated VIEs without recourse to E-House of $16,625,365 and $ 28,793,459 as of December 31, 2012 and 2013, respectively)	98,685,965	56,141,853
Other tax payable (including other tax payable of the consolidated VIEs without recourse to E-House of $8,807,339 and $11,188,055 as of December 31, 2012 and 2013, respectively)	40,000,505	24,864,312
Amounts due to related parties (including amounts due to related parties of the consolidated VIEs without recourse to E-House of $3,161,687 and $2,383,293 as of December 31, 2012 and 2013, respectively)	5,535,512	4,281,830
Advance from property buyers	2,453,472	2,803,382
Advance from customers and deferred revenue (including advance from customers and deferred revenue of the consolidated VIEs without recourse to E-House of $2,858,051 and $7,150,344 as of December 31, 2012 and 2013, respectively)	24,617,144	13,601,078
Liability for exclusive rights, current (including exclusive rights, current of the consolidated VIEs without recourse to E-House of $16,973,230 and $8,967,972 as of December 31, 2012 and 2013, respectively)	8,967,972	16,973,230
Other current liabilities (including other current liabilities of the consolidated VIEs without recourse to E-House of $6,117,223 and $9,917,349 as of December 31, 2012 and 2013, respectively)	62,466,610	27,178,988
Total current liabilities	356,624,276	222,283,924
Deferred tax liabilities (including deferred tax liabilities, non-current of the consolidated VIEs without recourse to E-House of $67,651 and $655,563 as of December 31, 2012 and 2013, respectively)	29,900,565	36,925,632
Liability for exclusive rights, non-current (including liability for exclusive rights, non-current of the consolidated VIEs without recourse to E-House of $5,918,812 and nil as of December 31, 2012 and 2013, respectively)		5,918,812
Convertible senior notes	131,650,949
Other non-current liabilities	1,473,279	1,719,201
Total liabilities	519,649,069	266,847,569
Commitments and contingencies (Note 19)
Equity:
Ordinary shares ($0.001 par value): 1,000,000,000 shares authorized, 118,242,281 and 137,816,482 shares issued and outstanding, as of December 31, 2012 and 2013, respectively	137,817	118,243
Additional paid-in capital	859,467,949	841,536,135
Accumulated deficit	(107,704,675)	(157,835,168)
Accumulated other comprehensive income	72,184,594	55,117,955
Subscription receivables	(2,147,932)	(11,798)
Total E-House equity	821,937,753	738,925,367
Non-controlling interest	13,933,276	6,188,582
Total equity	835,871,029	745,113,949
TOTAL LIABILITIES AND EQUITY	$ 1,355,520,098	$ 1,011,961,518